Significant related party transactions	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Significant related party transactions
24	Significant related party transactions

For the purpose of these financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence.  Related parties may be individuals or other entities.

During the financial year, in addition to disclosures made elsewhere in the financial statements, there were the following significant related party transactions undertaken on terms as agreed between the parties in the normal course of business:

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Sale of services
-Related parties	5,164,280	4,504,413	—
Transfer of fixed assets
-Related party	156,402	—	—
Management fees
-Immediate holding company	—	1,100,000	918,353
-Related party	1,721,830	—	—
Research and development expense -Related party	—	—	800,000

Sales of services provided to related parties during the year refer to Antanium Resources and its subsidiaries. All outstanding balances with related parties are priced on an arm’s length basis and were fully settled during the financial year.

For the financial year ended February 29, 2020, US$185,000 of the US$1.1 million management fees charged to the Group has been capitalised during the year as intangible assets as it relates to costs incurred to develop the IT platform.

Key management personnel compensation

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group.  The Group considers the directors of the Company to be the key management personnel of the Group.

The Group is centrally managed by the key management personnel of the immediate holding company prior to business combination. The key management personnel received remuneration from the then immediate holding company in respect of their services to the larger group which includes the Group. The compensation of US$1,519,324 (2020: US$188,444; 2019: US$680,004) was being charged to the Group in the form of management fees to the Group during the year. The key management personnel have been transferred to the Group subsequent to business combination during the financial year.